Real Estate Owned	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Abstract]
REAL ESTATE OWNED

9. REAL ESTATE OWNED

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

	September 30,	September 30,
December 31,	2011	2010
Commercial properties	$1,777	$1,261
Residential properties	1,683	497
Bank properties	1,560	2,155

Total	$5,020	$3,913

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	September 30,	September 30,	September 30,	September 30,
	Underlying Property
At or for the year ended December 31, 2011	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,261	$497	$2,155	$3,913
Transfers into real estate owned	809	2,535	—	3,344
Transfers into operations	—	—	—	—
Sale of real estate owned	(33)	(1,349)	(189)	(1,571)
Write down of real estate owned	(260)	—	(406)	(666)
Other	—	—	—	—

Balance, end of year	$1,777	$1,683	$1,560	$5,020

During 2011, the Company transferred $3.3 million in book value of loans into real estate owned, including four commercial properties aggregating $809 thousand and nine residential properties for $2.5 million. In 2011, the Company recorded $666 thousand of write-downs of real estate owned, including $406 thousand on the carrying value of five bank properties and $260 thousand on the carrying value of two commercial properties. There was one commercial property, one bank property and five residential properties, with carrying amounts of $33 thousand, $189 thousand and $1.3 million, respectively, sold during the year ended December 31, 2011, which resulted in a net gain of $26 thousand, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2011, the Company maintained 18 properties in the real estate owned portfolio, five of which are former bank branches.

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Net (gain) loss on sales of real estate	$(26)	$(18)	$66
Write-down of real estate owned	667	383	950
Operating expenses, net of rental income	545	436	139

Total	$1,186	$801	$1,155